PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 34.1%
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 576,732
0.3
1,701,186
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 1,204,535
0.6
500,000
(1)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 507,683
0.2
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
6.345%, (TSFR1M +
1.947%),
12/15/2036 482,969
0.2
1,000,000
(1)(2)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 1,023,495
0.5
662,526
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 472,691
0.2
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.292%,
11/15/2050 206,430
0.1
15,816,656
(2)(3)
BANK 2020-BN27 XA,
1.155%,
04/15/2063 728,035
0.3
5,214,366
(2)(3)
BANK 2020-BN30 XA,
1.279%,
12/15/2053 290,985
0.1
900,000
(2)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 C, 4.352%,
02/15/2050 850,438
0.4
13,034,154
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.519%,
08/15/2052 676,556
0.3
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 251,622
0.1
5,037,435
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.221%,
03/15/2062 207,341
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.263%,
12/15/2062 248,155
0.1
1,841,521
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 1,762,780
0.8
6,556,874
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.782%,
07/15/2053 404,721
0.2
4,767,649
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.505%,
01/15/2054 332,988
0.2
5,494,085
(2)(3)
Benchmark Mortgage
Trust 2021-B23 XA,
1.259%,
02/15/2054 287,548
0.1
10,284,717
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.081%,
04/15/2054 480,210
0.2
1,008,846
(1)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 743,243
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,537,173
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.434%,
05/25/2052 $ 2,007,755
1.0
1,500,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 6.737%,
(TSFR1M + 2.340%),
08/15/2041 1,504,814
0.7
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 6.343%,
(TSFR1M + 1.946%),
04/15/2034 714,851
0.3
752,296
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.912%,
(TSFR1M + 2.514%),
09/15/2036 751,657
0.4
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 7.538%,
(TSFR1M + 3.141%),
06/15/2027 1,012,378
0.5
545,914
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.986%,
(TSFR1M + 3.589%),
12/09/2040 548,179
0.3
1,325,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC B, 6.538%,
(TSFR1M + 2.141%),
08/15/2039 1,333,485
0.6
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.800%,
(TSFR1M + 1.293%),
12/15/2039 1,001,696
0.5
1,000,000
(1)(2)
BX Trust 2021-ARIA
C, 6.157%, (TSFR1M +
1.760%),
10/15/2036 997,991
0.5
500,000
(1)(2)
BX Trust 2021-LGCY
E, 6.211%, (TSFR1M +
1.814%),
10/15/2036 497,632
0.2
289,103
(1)(2)
BX Trust 2021-RISE
C, 5.961%, (TSFR1M +
1.564%),
11/15/2036 286,654
0.1
1,177,401
(1)(2)
BX Trust 2021-SDMF
D, 5.898%, (TSFR1M +
1.501%),
09/15/2034 1,160,851
0.6
5,201,467
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.393%,
08/15/2057 250,479
0.1
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.254%,
09/15/2050 181,235
0.1
674,572
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.067%,
11/10/2051 469,446
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 $ 506,291
0.2
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 506,639
0.2
1,250,000
(1)(2)
DK Trust 2024-SPBX
D, 7.147%, (TSFR1M +
2.750%),
03/15/2034 1,253,042
0.6
1,000,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU A, 5.943%,
(TSFR1M + 1.450%),
12/15/2039 1,003,086
0.5
3,896,859
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.979%,
08/25/2036 298,804
0.1
1,455,653
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 1,248,422
0.6
1,000,000
(1)(2)
FS Trust 2024-HULA
D, 7.337%, (TSFR1M +
2.940%),
08/15/2039 1,006,477
0.5
2,235,423
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 1,810,297
0.9
3,147,000
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,501,885
1.2
2,415,208
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 1,888,480
0.9
1,616,752
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,176,263
0.6
1,178,995
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,139,252
0.5
1,178,694
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,129,166
0.5
1,624,694
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 1,616,141
0.8
1,974,628
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 1,961,542
0.9
1,362,997
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 938,271
0.4
1,623,791
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,614,174
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,605,421
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 $ 1,509,345
0.7
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 473,331
0.2
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 348,787
0.2
1,000,000
(1)(2)
Hawaii Hotel Trust
2019-MAUI E, 6.855%,
(TSFR1M + 2.457%),
05/15/2038 1,000,861
0.5
600,000
(1)(2)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.738%,
(TSFR1M + 2.341%),
09/15/2041 601,577
0.3
500,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY B,
7.683%, (TSFR1M +
3.286%),
08/15/2039 501,559
0.2
1,760,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.219%,
01/05/2034 1,642,354
0.8
500,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.212%,
(TSFR1M + 2.814%),
04/15/2038 501,030
0.2
1,250,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 A, 6.115%,
(TSFR1M + 1.542%),
12/15/2039 1,250,160
0.6
375,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 8.586%,
(TSFR1M + 4.188%),
03/15/2036 374,778
0.2
360,000
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 7.112%,
(TSFR1M + 2.715%),
04/15/2038 360,511
0.2
360,000
(1)(2)
MHC Trust 2021-MHC2
E, 6.461%, (TSFR1M +
2.064%),
05/15/2038 358,920
0.2
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.587%,
12/15/2050 188,420
0.1
11,160,548
(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.222%,
07/15/2052 509,624
0.2
1,000,000
(1)(2)
ORL Trust 2024-GLKS
A, 5.993%, (TSFR1M +
1.493%),
12/15/2039 1,001,602
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
653,492
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 $ 629,180
0.3
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 2,598,289
1.2
4,104,649
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.369%,
11/08/2049 3,742,256
1.8
2,179,560
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.222%,
03/01/2050 1,949,073
0.9
1,897,233
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,591,975
0.8
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 847,981
0.4
750,000
(1)(2)
SMRT 2022-MINI F,
7.748%, (TSFR1M +
3.350%),
01/15/2039 712,649
0.3
1,000,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 6.239%,
(TSFR1M + 1.842%),
11/15/2041 1,003,153
0.5
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.164%,
12/15/2049 766,770
0.4
861,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.030%,
12/15/2059 753,156
0.4
9,325,092
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.857%,
10/15/2050 162,936
0.1
6,050,678
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.496%,
08/15/2054 401,889
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $65,567,517)
71,838,658
34.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 33.5%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.630%,
01/25/2045 323,808
0.2
294,552
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.760%,
03/25/2046 271,535
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 828,773
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 $ 422,415
0.2
559,653
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.484%,
11/25/2051 461,523
0.2
587,875
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.396%,
12/25/2051 470,792
0.2
717,315
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.387%,
10/25/2051 578,469
0.3
332,596
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.375%,
11/25/2035 182,203
0.1
1,371,711
(1)(2)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 1,334,939
0.6
517,673
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.666%,
08/25/2049 478,165
0.2
356,254
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 283,238
0.1
424,568
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.861%,
09/25/2051 333,890
0.2
997,665
(1)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.444%,
06/25/2054 975,495
0.5
1,008,369
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 845,845
0.4
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.333%,
(SOFR30A + 3.764%),
02/25/2040 918,169
0.4
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.719%,
(SOFR30A + 3.150%),
12/25/2041 1,087,630
0.5
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 447,965
0.2
1,000,000
(1)(5)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 938,433
0.4
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.683%, (SOFR30A +
3.114%),
01/25/2040 617,377
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.869%, (SOFR30A +
3.300%),
11/25/2041 $ 311,277
0.1
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.119%, (SOFR30A +
5.550%),
01/25/2043 1,936,352
0.9
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.310%, (SOFR30A +
4.750%),
06/25/2043 545,576
0.3
389,266
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.142%,
07/25/2048 349,680
0.2
1,533,201
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.521%,
10/25/2049 1,392,246
0.7
1,363,934
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.196%,
03/25/2050 1,203,032
0.6
679,791
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.196%,
03/25/2050 590,073
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.319%,
(SOFR30A + 3.750%),
12/25/2041 1,557,551
0.7
3,011,482
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.969%,
(SOFR30A + 3.400%),
01/25/2042 3,103,832
1.5
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 6.419%,
(SOFR30A + 1.850%),
01/25/2042 609,036
0.3
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.319%,
(SOFR30A + 4.750%),
02/25/2042 2,995,597
1.4
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.969%,
(SOFR30A + 2.400%),
02/25/2042 1,542,498
0.7
1,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.319%,
(SOFR30A + 3.750%),
02/25/2042 1,574,878
0.7
483,282
(1)(2)
GCAT Trust 2022-INV3
B1, 4.612%,
08/25/2052 436,079
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,679
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.612%,
05/25/2050 $ 504,207
0.2
965,904
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.984%,
03/25/2050 872,042
0.4
827,564
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.984%,
03/25/2050 745,253
0.4
1,224,773
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.985%,
10/25/2052 975,092
0.5
846,682
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 701,987
0.3
806,794
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 805,225
0.4
702,415
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.318%,
12/25/2051 571,680
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 328,845
0.2
638,711
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.873%, (TSFR1M +
0.534%),
02/25/2046 480,371
0.2
223,693
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.595%,
06/25/2049 209,178
0.1
419,977
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.150%,
05/25/2052 327,267
0.2
479,108
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.090%,
07/25/2052 371,602
0.2
1,141,105
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.300%,
11/25/2052 913,447
0.4
770,036
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.658%,
07/25/2053 713,379
0.3
815,300
(1)(2)
J.P. Morgan Mortgage
Trust 2023-3 A15A,
5.000%,
10/25/2053 775,664
0.4
293,151
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.689%,
01/25/2044 246,001
0.1
889,294
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 771,341
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
359,552
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.872%,
11/25/2048 $ 321,581
0.1
364,409
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.777%,
12/25/2048 319,686
0.1
396,689
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.703%,
09/25/2048 349,184
0.2
562,078
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.703%,
09/25/2048 492,088
0.2
567,778
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.707%,
10/25/2048 505,552
0.2
787,672
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.207%,
02/25/2050 669,119
0.3
796,444
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.417%,
03/25/2050 685,177
0.3
847,475
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.952%,
10/25/2049 849,864
0.4
454,832
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.927%,
10/25/2049 433,945
0.2
953,439
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.359%,
05/25/2050 858,979
0.4
494,071
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.740%,
12/25/2049 463,723
0.2
494,071
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.740%,
12/25/2049 462,554
0.2
679,775
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.347%,
03/25/2050 614,393
0.3
676,471
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 579,894
0.3
400,223
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.492%,
03/25/2051 339,870
0.2
335,204
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 267,121
0.1
984,028
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.404%,
05/25/2054 929,555
0.4
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 999,756
0.5
1,397,115
(1)(2)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 1,359,661
0.6
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1
A5A, 5.500%,
04/25/2055 964,033
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
224,475
(1)(2)
JP Morgan Trust
2015-1 B3, 6.147%,
12/25/2044 $ 217,286
0.1
549,631
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.362%,
10/25/2048 508,485
0.2
707,171
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.316%,
03/25/2052 561,681
0.3
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 809,213
0.4
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.733%,
09/25/2057 489,184
0.2
422,305
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 407,599
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.919%,
(SOFR30A + 3.350%),
04/25/2034 1,170,899
0.6
391,165
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 310,974
0.1
1,078,069
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.969%,
10/25/2051 847,132
0.4
327,636
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.269%,
(SOFR30A + 2.700%),
12/27/2033 331,480
0.2
543,693
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.471%,
02/25/2050 473,464
0.2
475,015
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.558%,
02/25/2047 434,951
0.2
680,694
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.787%,
08/25/2047 602,433
0.3
367,576
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.246%,
06/25/2049 330,841
0.2
461,780
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.773%,
08/25/2049 441,400
0.2
822,549
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.508%,
09/25/2049 765,329
0.4
484,376
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.508%,
09/25/2049 448,244
0.2
676,975
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 576,971
0.3
543,953
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.314%,
04/25/2050 463,872
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
702,653
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.863%,
11/25/2051 $ 558,938
0.3
601,735
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.137%,
01/25/2053 551,965
0.3
757,159
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 752,355
0.4
898,476
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 874,390
0.4
347,585
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.632%,
10/25/2047 311,457
0.1
252,265
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 232,386
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 771,580
0.4
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 548,889
0.3
1,084,132
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 236,272
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.984%,
11/25/2057 325,003
0.2
556,469
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.152%,
08/25/2051 454,143
0.2
422,397
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.219%,
12/25/2051 333,472
0.2
1,380,957
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.231%,
01/25/2052 1,102,197
0.5
267,582
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 225,142
0.1
575,732
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.373%,
12/25/2049 481,656
0.2
Total Collateralized
Mortgage Obligations
(Cost $67,600,645)
70,677,970
33.5
ASSET-BACKED SECURITIES : 22.2%
Other Asset-Backed Securities : 18.8%
300,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 6.415%,
(TSFR3M + 2.100%),
01/20/2038 300,803
0.1
1,000,000
(1)(2)
AMMC CLO 30 Ltd.
2024-30A C, 7.306%,
(TSFR3M + 2.650%),
01/15/2037 1,011,687
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,150,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
6.751%, (TSFR3M +
2.162%),
04/30/2031 $ 1,151,663
0.5
350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 6.729%,
(TSFR3M + 2.112%),
04/20/2031 351,844
0.2
730,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.929%, (TSFR3M +
2.312%),
10/20/2030 732,824
0.3
327,690
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 322,175
0.1
1,747,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 1,500,388
0.7
821,535
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 781,123
0.4
904,088
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 893,008
0.4
250,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.835%,
(TSFR3M + 2.000%),
10/22/2037 250,703
0.1
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 11.318%, (TSFR3M
+ 6.662%),
04/15/2034 248,892
0.1
781,125
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
6.806%, (TSFR3M +
2.150%),
04/15/2035 782,264
0.4
600,000
(1)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 593,465
0.3
800,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.009%, (TSFR3M +
2.362%),
07/17/2031 800,788
0.4
300,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.817%,
(TSFR3M + 2.200%),
07/21/2037 304,365
0.1
632,568
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 572,293
0.3
414,058
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 411,750
0.2
550,498
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 538,708
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
750,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 6.647%,
(TSFR3M + 2.000%),
07/17/2037 $ 758,036
0.4
780,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
6.768%, (TSFR3M +
2.112%),
10/15/2030 782,062
0.4
667,830
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 675,287
0.3
455,388
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 370,586
0.2
370,300
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 328,295
0.2
231,880
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 216,322
0.1
293,960
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 251,292
0.1
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.887%,
(TSFR3M + 2.270%),
07/20/2037 1,511,616
0.7
250,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.117%,
(TSFR3M + 2.500%),
04/20/2037 251,807
0.1
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 6.759%,
(TSFR3M + 2.112%),
07/17/2030 451,059
0.2
800,000
(1)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 801,332
0.4
800,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
7.147%, (TSFR3M +
2.500%),
04/16/2037 811,486
0.4
650,937
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 9.783%, (TSFR3M +
5.262%),
05/20/2029 656,939
0.3
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.117%, (TSFR3M +
3.500%),
07/20/2036 1,009,659
0.5
1,050,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.187%, (TSFR3M +
2.562%),
04/25/2034 1,052,286
0.5
500,000
(1)(2)
Sound Point CLO
XXXII Ltd. 2021-4A C,
7.037%, (TSFR3M +
2.412%),
10/25/2034 498,785
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
521,461
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 $ 448,593
0.2
2,066,256
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,732,888
0.8
393,691
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 339,856
0.2
1,063,907
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 841,345
0.4
928,474
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 864,593
0.4
723,123
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 689,930
0.3
1,905,975
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,788,667
0.8
378,045
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 355,066
0.2
1,041,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.418%, (TSFR3M +
2.762%),
04/15/2035 1,043,583
0.5
476,004
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 421,461
0.2
1,850,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 1,876,485
0.9
615,169
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 549,105
0.3
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.198%,
(TSFR3M + 2.542%),
07/15/2031 333,775
0.2
350,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 6.656%,
(TSFR3M + 2.000%),
04/15/2032 350,904
0.2
606,834
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 538,270
0.2
416,600
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.844%,
(TSFR3M + 2.212%),
07/18/2031 417,459
0.2
1,712,154
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,603,246
0.8
1,650,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 1,657,297
0.8

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,908,413
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 $ 1,736,700
0.8
39,564,815
18.8
Student Loan Asset-Backed Securities : 3.4%
312,158
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 299,502
0.1
1,369,264
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 1,301,191
0.6
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 695,119
0.3
376,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 349,203
0.2
1,205,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,123,709
0.5
602,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 563,091
0.3
632,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 588,388
0.3
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,203,000
0.6
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,025,959
0.5
7,149,162
3.4
Total Asset-Backed
Securities
(Cost $45,316,572)
46,713,977
22.2
Total Long-Term
Investments
(Cost $178,484,734)
189,230,605
89.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 9.7%
Commercial Paper : 9.1%
1,812,000  American Honda
Finance Corp.,
4.560
%,
01/08/2025 1,810,196
0.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,000,000  American Honda
Finance Corp.,
4.560
%,
01/09/2025 $ 998,880
0.5
2,000,000
Cigna Group,
4.560
%,
01/08/2025 1,998,007
0.9
2,000,000  Consolidated Edison,
4.560
%,
01/06/2025 1,998,507
0.9
2,000,000  Dominion Energy, Inc.,
4.540
%,
01/06/2025 1,998,514
0.9
2,000,000  Duke Energy Co.,
4.510
%,
01/07/2025 1,998,277
0.9
2,111,000  Duke Energy Co.,
4.520
%,
01/09/2025 2,108,657
1.0
2,000,000  Enbridge (US) Inc.,
4.650
%,
01/03/2025 1,999,238
1.0
2,000,000
Exelon Corp.,
4.550
%,
01/02/2025 1,999,503
1.0
1,000,000  McCormick &
Company, Inc.,
4.560
%,
01/07/2025 999,129
0.5
1,325,000  Sherwin-Williams Co.,
4.510
%,
01/06/2025 1,324,022
0.6
Total Commercial Paper
(Cost $19,234,766)
19,232,930
9.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,200,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $1,200,000) $ 1,200,000 0.6
Total Short-Term
Investments
(Cost $20,434,766)
20,432,930
9.7
Total Investments in
Securities
(Cost $198,919,500) $ 209,663,535 99.5
Assets in Excess of
Other Liabilities
958,088 0.5
Net Assets $ 210,621,623 100.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series SC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 71,838,658 $ — $ 71,838,658
Collateralized Mortgage Obligations — 69,739,537 938,433 70,677,970
Asset-Backed Securities — 46,713,977 — 46,713,977
Short-Term Investments 1,200,000 19,232,930 — 20,432,930
Total Investments, at fair value $ 1,200,000 $ 207,525,102 $ 938,433 $ 209,663,535
Other Financial Instruments+
Futures 185,450 — — 185,450
Total Assets $ 1,385,450 $ 207,525,102 $ 938,433 $ 209,848,985
Liabilities Table
Other Financial Instruments+
Futures $ (273,505) $ — $ — $ (273,505)
Total Liabilities $ (273,505) $ — $ — $ (273,505)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 423 03/31/25 $ 86,972,766 $ (187,773)
U.S. Treasury Ultra Long Bond 24 03/20/25 2,853,750 (85,732)
$ 89,826,516 $ (273,505)
Short Contracts:
U.S. Treasury 5-Year Note (43) 03/31/25 (4,571,102) 56,691
U.S. Treasury 10-Year Note (19) 03/20/25 (2,066,250) 46,570
U.S. Treasury Long Bond (2) 03/20/25 (227,688) 4,870
U.S. Treasury Ultra 10-Year Note (59) 03/20/25 (6,567,437) 77,319
$ (13,432,477) $ 185,450
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,121,364
Gross Unrealized Depreciation (377,329)
Net Unrealized Appreciation $ 10,744,035